PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 20
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,329
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	252
Data Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	560
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	719	$ 462
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	347	220
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	45	18
Accumulated fair value adjustments: | Energy
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	327	224
Accumulated fair value adjustments: | Data Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 0